HSBC FUNDS

HSBC High Yield Fund
HSBC Strategic Income Fund
(each, a “Fund,” and collectively, the “Funds”)

Supplement dated October 1, 2019
to the Prospectus dated January 31, 2019 as Supplemented and Restated April 2, 2019
(the “Prospectus”)

The Board of Trustees of HSBC Funds (the “Board”), at the recommendation of HSBC Global Asset Management (USA), Inc. (the “Adviser”), recently approved: (1) an amendment to the current expense limitation agreement in place on behalf of each of the Funds, which will reduce the total annual operating expenses of each share class of the Funds, (2) modifications to the front-end sales charge schedule for each of the Funds, which will lower the front-end sales charge shareholders pay when investing in the Funds, and (3) modifications to the right of accumulation policy. As a result, effective immediately, the following changes are being made to the Prospectus:

The “Fees and Expenses of the Fund” explanatory paragraph and table and its related footnotes for the HSBC High Yield Fund on page 11 of the Prospectus is being deleted and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not take into account brokerage commissions that you may pay on your purchases of Class I Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the HSBC Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in “Distribution Arrangements/Sales Charges” on page 54 of this prospectus and in the Fund’s Statement of Additional Information (“SAI”) in “Right of Accumulation” on page 82.

Shareholder Fees
(fees paid directly from your investment)	Class A	Class I
Maximum Sales Charge (load) Imposed on Purchases
(as a % of offering price)	3.75%	None
Maximum Deferred Sales Charge (load)
(as a % of amount redeemed)	None	None

Annual Fund Operating Expenses (expenses that you pay
each year as a percentage of the value of your investment)	Class A	Class I
Management Fee	0.65%	0.65%
Other expenses:
Shareholder servicing fee	0.25%	0.00%
Other operating expenses	1.67%	1.57%
Total Other Expenses	1.92%	1.57%
Acquired Fund Fees and Expenses	0.03%	0.03%
Total Annual Fund Operating Expenses*	2.60%	2.25%
Fee Waiver and/or Expense Reimbursement**	1.67%	1.67%
Total Annual Fund Operating Expenses After Fee Waiver and/or
Expense Reimbursement	0.93%	0.58%

*

The Total Annual Fund Operating Expenses do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

**

HSBC Global Asset Management (USA) Inc., the Fund’s investment adviser (“Adviser”), has entered into a contractual expense limitation agreement with the Fund (“Expense Limitation Agreement”) under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies) to an annual rate of 0.90% for Class A Shares and 0.55% for Class I Shares. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years to the extent that the repayment will not cause the Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until March 1, 2021. The Expense Limitation Agreement shall terminate upon the termination of the Investment Advisory Contract between HSBC Funds (the “Trust”) and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust’s Board of Trustees.

The “Example” explanatory paragraph and table for the HSBC High Yield Fund on page 12 of the Prospectus are being deleted and replaced with the following:

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example takes the Fund’s Expense Limitation Agreement into account until its expiration on March 1, 2021. The Example does not take into account brokerage commissions that you may pay on your purchases of Class I Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$466	$1,000	$1,559	$3,079
Class I Shares	$59	$542	$1,052	$2,454

The “Fees and Expenses of the Fund” explanatory paragraph and table and its related footnotes for the HSBC Strategic Income Fund on page 19 of the Prospectus is being deleted and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not take into account brokerage commissions that you may pay on your purchases of Class I Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the HSBC Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in “Distribution Arrangements/Sales Charges” on page 54 of this prospectus and in the Fund’s Statement of Additional Information (“SAI”) in “Right of Accumulation” on page 82.

Shareholder Fees
(fees paid directly from your investment)	Class A	Class I
Maximum Sales Charge (load) Imposed on Purchases
(as a % of offering price)	3.75%	None
Maximum Deferred Sales Charge (load)
(as a % of amount redeemed)	None	None

Annual Fund Operating Expenses (expenses that you pay
each year as a percentage of the value of your investment)	Class A	Class I
Management Fee	0.65%	0.65%
Other expenses:
Shareholder servicing fee	0.25%	0.00%
Other operating expenses	1.89%	1.79%
Total Other Expenses	2.14%	1.79%
Total Annual Fund Operating Expenses*	2.79%	2.44%
Fee Waiver and/or Expense Reimbursement**	1.74%	1.74%
Total Annual Fund Operating Expenses After
Fee Waiver and/or Expense Reimbursement	1.05%	0.70%

*	The Total Annual Fund Operating Expenses have been restated to reflect current expenses.
**	HSBC Global Asset Management (USA) Inc., the Fund’s investment adviser (“Adviser”), has entered into a contractual expense limitation agreement with the Fund (“Expense Limitation Agreement”) under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies) to an annual rate of 1.05% for Class A Shares and 0.70% for Class I Shares. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years to the extent that the repayment will not cause the Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until March 1, 2021. The Expense Limitation Agreement shall terminate upon the termination of the Investment Advisory Contract between HSBC Funds (the “Trust”) and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust’s Board of Trustees.

The “Example” explanatory paragraph and table for the HSBC Strategic Income Fund on page 20 of the Prospectus are being deleted and replaced with the following:

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example takes the Fund’s Expense Limitation Agreement into account until its expiration on March 1, 2021. The Example does not take into account brokerage commissions that you may pay on your purchases of Class I Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$478	$1,049	$1,645	$3,255
Class I Shares	$72	$594	$1,143	$2,644

The last table under “The Investment Adviser and Subadviser” section on page 41 of the Prospectus, which reflects the annual contractual expense limitations of the Funds, is being deleted and replaced with the following:

	Class A	Class I
	Shares	Shares
Emerging Markets Debt Fund	0.85%	0.50%
High Yield Fund	0.90%	0.55%
Strategic Income Fund	1.05%	0.70%

The second to last paragraph under “The Investment Adviser and Subadviser” section on page 41 of the Prospectus is being deleted and replaced with the following:

Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by a Fund to the Adviser within three years to the extent that the repayment will not cause a Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitations shall be in effect until March 1, 2021 (except with respect to the expense limitation for the HSBC Emerging Markets Debt Fund, which shall be in effect until March 1, 2020). The expense limitation agreement shall terminate upon the termination of the Investment Advisory Agreement between the Trust and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust’s Board of Trustees.

The “Distribution Arrangements/Sales Charges” table and its related footnote on page 54 of the Prospectus is being deleted and replaced with the following:

	Class A Shares		Class I Shares
Sales Charge (Load)	Percentage	Percentage
Amount of Purchase	of Offering	of
	Price*	Investment
Less than $100,000	3.75%	3.90%	No front-end
$100,000 but less			sales charge.
than $250,000	3.25%	3.36%
$250,000 but less
than $500,000	2.25%	2.30%
$500,000 and over	None	None

Distribution (12b-1)	Subject to shareholder servicing		No Distribution or
and Servicing Fees	fees of up to 0.25% annually of a		Servicing Fees.
Fund’s average daily net assets
attributable to Class A Shares.

Fund Expenses	Higher annual expenses than Class		Lower annual expenses
	I Shares.		than Class A Shares.
*	The offering price of Class A Shares includes the front-end sales load.

The “Right of Accumulation” paragraph under the “Class A Shares-Sales Charge Reductions” section on page 55 of the Prospectus is deleted and replaced with the following:

●	Right of Accumulation. When the value of Class A Shares that were subject to a sales charge at the time of acquisition (and the value of Class A Shares and Class I Shares acquired through asset allocation programs such as the HSBC Spectrum Program, which were not subject to a sales charge), plus the amount you intend to invest in Class A Shares, reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge. You must, at the time of purchase, give the Funds’ transfer agent sufficient information to permit confirmation of your qualification for the right of accumulation.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR
FUTURE REFERENCE.

HSBC FUNDS

HSBC Opportunity Fund
HSBC Frontier Markets Fund
(each, a “Fund,” and collectively, the “Funds”)

Supplement dated October 1, 2019
to the Prospectus dated February 28, 2019 as Supplemented and Restated May 29, 2019
(the “Prospectus”)

The Board of Trustees of HSBC Funds (the “Board”), at the recommendation of HSBC Global Asset Management (USA), Inc. (the “Adviser”), recently approved modifications to the right of accumulation policy. As a result, effective immediately, the following changes are being made to the Prospectus:

The “Right of Accumulation” paragraph under the “Class A Shares-Sales Charge Reductions” section on page 64 of the Prospectus is deleted and replaced with the following:

●	Right of Accumulation. When the value of Class A Shares that were subject to a sales charge at the time of acquisition (and the value of Class A Shares and Class I Shares acquired through asset allocation programs such as the HSBC Spectrum Program, which were not subject to a sales charge), plus the amount you intend to invest in Class A Shares, reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge. You must, at the time of purchase, give the Funds’ transfer agent sufficient information to permit confirmation of your qualification for the right of accumulation.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR
FUTURE REFERENCE.